SEGMENTS REPORTING	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
SEGMENTS REPORTING
NOTE 15:-	SEGMENTS REPORTING

The Company reports segment information based on a management approach. The management approach designates the internal reporting used by management for making decisions and assessing performance as the source of the Company’s reportable segments. The chief operating decision maker ("The CODM") of the Company is the Chief Executive officer (CEO). The CODM assesses the performance of each operating segment using information about revenue and segment operating income that is defined as operating income generated at the segment level, excluding unallocated corporate income or expense.

The Company’s reportable segments are:

•
Radware’s Core Business – this segment consists of the Company’s core business operations, including its cloud security as-a-service products, application and data centers security products and its application availability products; and

•
The Hawks’ Business – this segment consists of the operations of two subsidiaries: SkyHawk, a spinoff of the Company’s former cloud native protector business. which now provides an agentless Cloud-native threat Detection and Response (CDR), combined with Cloud Infrastructure Entitlement Manage (CIEM), Cloud Security Posture Management (CSPM) and Autonomous Purple Team for AWS Google Cloud and Azure, and EdgeHawk, which is engaged in transforming routers and network nodes into security platforms.

While the Company transitioned into two reportable segments, it remains focused on the consolidated results as an important measure of performance, particularly given the high level of cooperation among these two segments.

The Company’s CODM does not regularly review assets and liabilities information by reportable segments. Therefore, the Company does not report assets and liabilities information by segment.

The following tables present information about the Company’s reported segment revenues and operating income (loss) for the periods indicated:

	Year ended December 31, 2025
	Radware Core	Hawks	Total

Revenues	$301,222	$628	$301,850

Other segment items *	276,510	13,932	290,442

Operating income (loss)	$24,712	$(13,304)	$11,408

Financial income, net	$17,899

Income before taxes on income	$29,307

	Year ended December 31, 2024
	Radware Core	Hawks	Total

Revenues	$274,384	$496	$274,880

Other segment items *	264,635	14,132	278,767

Operating income (loss)	$9,749	$(13,636)	$(3,887)

Financial income, net	$16,552

Income before taxes on income	$12,665

	Year ended December 31, 2023
	Radware Core	Hawks	Total

Revenues	$260,322	$970	$261,292

Other segment items *	277,124	15,848	292,972

Operating loss	$(16,802)	$(14,878)	$(31,680)

Financial income, net	$13,927

Loss before taxes on income	$(17,753)

* Radware Core consists of cost of revenues, G&A, S&M, and R&D, with the Hawks primarily consisting of R&D.

Depreciation expenses of the Hawks’ business segment for the years ended December 31, 2025, 2024 and 2023 were $90, $97 and $85, respectively.

Depreciation expenses of Radware’s core business segment for the years ended December 31, 2025, 2024 and 2023 were $7,626, $7,771 and $8,191, respectively.